SCHEDULE OF RESTATEMENT ON CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Total Net cash flows generated from operating activities | $
Youlife International Holdings Inc [Member]
Net profit/(loss)		$ 193	¥ 1,405	¥ 38,732	$ 13,668	¥ 97,046	¥ (97,315)
Net (loss)/profit from continuing operations		193	1,405	30,189	11,165	79,272	(91,095)
Fair value losses from convertible redeemable preferred shares
Interest income
Finance costs
Increase in right-of-use assets					(154)	(1,091)	(20,120)
Decrease in lease liabilities		(390)	(2,833)	(3,515)	(1,142)	(8,105)	(7,358)
Net cash flows (used in) generated from operating activities from continuing operations		1,046	7,603	3,582	1,448	10,278	(77,152)
Total Net cash flows generated from operating activities		1,046	7,603	10,484	1,620	11,501	(17,258)
Prepaid lease payments prior to commencement of agreement
Interest income
Net cash flows used in investing activities from continuing operations		(1,497)	(10,880)	57,061	(2,690)	(19,097)	(46,974)
Total Net cash flows used in investing activities		(1,497)	(10,880)	57,077	(3,184)	(22,605)	(51,674)
Principal portion of lease payments
Interest portion of lease payments
Net cash flows used in financing activities from continuing operations		(6,701)	(48,696)	(5,072)	(16,433)	(116,668)	(40,721)
Total Net cash flows generated from (used in) financing activities		$ (6,701)	¥ (48,696)	¥ (112,075)	$ (32,654)	(231,838)	17,621
Previously Reported [Member] | Youlife International Holdings Inc [Member]
Net profit/(loss)							(240,400)
Net (loss)/profit from continuing operations							(234,180)
Fair value losses from convertible redeemable preferred shares							143,085
Interest income						(127)	(5,155)
Finance costs						2,176	2,057
Increase in right-of-use assets
Decrease in lease liabilities
Net cash flows (used in) generated from operating activities from continuing operations						21,523	(52,772)
Total Net cash flows generated from operating activities						22,746	7,122
Prepaid lease payments prior to commencement of agreement						(1,091)	(20,120)
Interest income						127	5,155
Net cash flows used in investing activities from continuing operations						(20,061)	(61,939)
Total Net cash flows used in investing activities						(23,569)	(66,639)
Principal portion of lease payments						(8,105)	(7,358)
Interest portion of lease payments						(2,176)	(2,057)
Net cash flows used in financing activities from continuing operations						(126,949)	(50,136)
Total Net cash flows generated from (used in) financing activities						(242,119)	8,206
Revision of Prior Period, Reclassification, Adjustment [Member] | Youlife International Holdings Inc [Member]
Net profit/(loss)							143,085
Net (loss)/profit from continuing operations							143,085
Fair value losses from convertible redeemable preferred shares							(143,085)
Interest income						127	5,155
Finance costs						(2,176)	(2,057)
Increase in right-of-use assets						(1,091)	(20,120)
Decrease in lease liabilities						(8,105)	(7,358)
Net cash flows (used in) generated from operating activities from continuing operations						(11,245)	(24,380)
Total Net cash flows generated from operating activities						(11,245)	(24,380)
Prepaid lease payments prior to commencement of agreement						1,091	20,120
Interest income						(127)	(5,155)
Net cash flows used in investing activities from continuing operations						964	14,965
Total Net cash flows used in investing activities						964	14,965
Principal portion of lease payments						8,105	7,358
Interest portion of lease payments						2,176	2,057
Net cash flows used in financing activities from continuing operations						10,281	9,415
Total Net cash flows generated from (used in) financing activities						¥ 10,281	¥ 9,415